UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: NOVEMBER

                      Date of reporting period: 08/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.8%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.9%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Continental AG                                                               307,893    $    32,956,838
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
Bayerische Motoren Werke AG                                                  295,061         15,260,538
-------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                              333,846         11,284,506
-------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                         3,887          3,998,747
-------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           266,365         14,453,299
                                                                                        ---------------
                                                                                             44,997,090
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                                               314,360         13,171,684
-------------------------------------------------------------------------------------------------------
William Hill plc                                                             743,188          8,992,688
                                                                                        ---------------
                                                                                             22,164,372
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.8%
Daito Trust Construction Co. Ltd.                                            157,387          8,142,169
-------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                112,181         13,437,862
-------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                   212,310          7,263,766
-------------------------------------------------------------------------------------------------------
McCarthy & Stone plc                                                         207,280          4,282,155
-------------------------------------------------------------------------------------------------------
Sony Corp.                                                                   223,845          9,719,992
                                                                                        ---------------
                                                                                             42,845,944
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
GUS plc                                                                      414,374          7,696,532
-------------------------------------------------------------------------------------------------------
MEDIA--3.9%
British Sky Broadcasting Group plc                                           713,757          7,617,304
-------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                     122,918          3,165,270
-------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             544,340         10,364,234
-------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                 775,525          8,961,931
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                      148,639          2,949,493
-------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                               250,513          3,511,650
-------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                               166,956          5,340,966
-------------------------------------------------------------------------------------------------------
Vivendi SA                                                                   228,517          7,860,715
-------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                         1,650,600          9,793,288
                                                                                        ---------------
                                                                                             59,564,851
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Next plc                                                                     470,248         14,925,808
-------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                  27,500          3,797,963
                                                                                        ---------------
                                                                                             18,723,771
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
DSG International plc                                                        427,824          1,669,915
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                377,885         14,678,841
-------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                267,240         12,054,987
                                                                                        ---------------
                                                                                             28,403,743
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Burberry Group plc                                                           103,229            940,500
-------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                                  196,612          9,360,575
-------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                          554,250         16,054,824
-------------------------------------------------------------------------------------------------------
Puma AG                                                                       37,951         13,216,604


1                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Swatch Group AG (The), Cl. B                                                  51,425    $    10,035,573
                                                                                        ---------------
                                                                                             49,608,076
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--2.3%
Carlsberg AS, Cl. B                                                          112,100          8,712,086
-------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                          652,896          2,965,987
-------------------------------------------------------------------------------------------------------
Heineken NV 1                                                                169,995          7,886,130
-------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                              73,072         15,942,812
                                                                                        ---------------
                                                                                             35,507,015
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Carrefour SA                                                                  40,430          2,494,534
-------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                            692,336          2,916,591
-------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                              190,142          3,005,084
                                                                                        ---------------
                                                                                              8,416,209
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Cadbury Schweppes plc                                                        592,759          6,309,069
-------------------------------------------------------------------------------------------------------
Koninklijke Numico NV                                                         91,249          4,238,920
-------------------------------------------------------------------------------------------------------
Nestle SA                                                                     21,172          7,280,375
                                                                                        ---------------
                                                                                             17,828,364
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
L'Oreal SA                                                                   135,763         14,210,284
-------------------------------------------------------------------------------------------------------
Safilo SpA 2                                                                 717,800          3,257,711
                                                                                        ---------------
                                                                                             17,467,995
-------------------------------------------------------------------------------------------------------
ENERGY--5.2%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Technip SA                                                                   454,872         26,247,434
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
BG Group plc                                                                 873,867         11,422,500
-------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                  198,495         13,507,585
-------------------------------------------------------------------------------------------------------
Neste Oil Oyj                                                                 96,100          3,015,121
-------------------------------------------------------------------------------------------------------
Total SA                                                                     285,044         19,180,046
-------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                156,375          7,222,961
                                                                                        ---------------
                                                                                             54,348,213
-------------------------------------------------------------------------------------------------------
FINANCIALS--18.0%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.7%
3i Group plc                                                                 653,433         11,838,185
-------------------------------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                1,869,302         27,779,707
-------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                          117,700          6,564,655
-------------------------------------------------------------------------------------------------------
Mediobanca SpA                                                               330,530          7,207,252
-------------------------------------------------------------------------------------------------------
MLP AG                                                                       198,430          3,426,861
-------------------------------------------------------------------------------------------------------
UBS AG                                                                       264,865         14,987,892
                                                                                        ---------------
                                                                                             71,804,552
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.8%
Anglo Irish Bank Corp.                                                     1,717,368         28,382,611
-------------------------------------------------------------------------------------------------------
Commerzbank AG                                                               226,884          7,929,531
-------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                               491,390         13,115,199
-------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                       1,592,600          9,587,420


2                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Mitsubishi UFJ Financial Group, Inc.                                           2,026    $    27,504,850
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       646,633         21,940,213
-------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                       97,356         15,715,657
-------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 3                                                    991,085          7,897,699
-------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 3                                                    533,395          4,257,320
                                                                                        ---------------
                                                                                            136,330,500
-------------------------------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz AG                                                                    64,450         10,985,811
-------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                   1,073,013          7,388,231
-------------------------------------------------------------------------------------------------------
Prudential plc                                                               605,820          6,799,903
                                                                                        ---------------
                                                                                             25,173,945
-------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Solidere, GDR                                                                 74,732          1,360,122
-------------------------------------------------------------------------------------------------------
Solidere, GDR 4                                                              785,925         14,303,835
                                                                                        ---------------
                                                                                             15,663,957
-------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Sumitomo Realty & Development Co. Ltd.                                       722,700         21,163,389
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                                       263,200          7,410,153
-------------------------------------------------------------------------------------------------------
HEALTH CARE--11.1%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Marshall Edwards, Inc. 2,5                                                 1,717,263          5,014,408
-------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 2,4                                                 1,015,438          2,468,419
-------------------------------------------------------------------------------------------------------
NeuroSearch AS 2                                                             238,925          7,488,976
-------------------------------------------------------------------------------------------------------
NicOx SA 2                                                                 1,396,391         17,156,351
                                                                                        ---------------
                                                                                             32,128,154
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Art Advanced Research Technologies, Inc. 2,5,6                             1,901,125            774,004
-------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 2,4,6                             1,721,500            700,873
-------------------------------------------------------------------------------------------------------
Essilor International SA                                                     113,713         11,771,200
-------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 2,6                                                      1,638,150          5,651,287
-------------------------------------------------------------------------------------------------------
Phonak Holding AG                                                             59,217          3,536,133
-------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                 54,654          5,967,825
-------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                 281,480         10,508,030
-------------------------------------------------------------------------------------------------------
William Demant Holding AS 2                                                  436,805         32,296,742
                                                                                        ---------------
                                                                                             71,206,094
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.4%
Astellas Pharma, Inc.                                                        107,705          4,367,101
-------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                          138,593          3,926,626
-------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                96,195          2,218,016
-------------------------------------------------------------------------------------------------------
Novogen Ltd. 2,6                                                           6,618,140         13,440,823
-------------------------------------------------------------------------------------------------------
Oxagen Ltd. 2,5                                                              214,287             17,858
-------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                             51,344          9,464,966
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                            144,507         12,968,696
-------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                          344,200          6,186,482
-------------------------------------------------------------------------------------------------------
SkyePharma plc 2                                                           3,990,248          1,994,364


3                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Takeda Pharmaceutical Co. Ltd.                                               151,350    $    10,017,373
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            69,370          2,411,301
                                                                                        ---------------
                                                                                             67,013,606
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.1%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de Aeronautica SA                                       2,219,446         21,511,235
-------------------------------------------------------------------------------------------------------
Qinetiq plc                                                                1,892,600          6,013,628
                                                                                        ---------------
                                                                                             27,524,863
-------------------------------------------------------------------------------------------------------
AIRLINES--1.1%
easyJet plc 2                                                              1,813,057         16,009,238
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
BTG plc 2                                                                  2,151,961          6,238,310
-------------------------------------------------------------------------------------------------------
Capita Group plc                                                           3,253,138         33,881,692
-------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                            445,524         11,986,425
-------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                           72,153          3,877,802
                                                                                        ---------------
                                                                                             55,984,229
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Koninklijke Boskalis Westminster NV                                           69,526          4,381,505
-------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                       384,202          5,811,020
-------------------------------------------------------------------------------------------------------
Vinci SA                                                                      64,694          7,003,578
                                                                                        ---------------
                                                                                             17,196,103
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.5%
ABB Ltd.                                                                   2,758,174         36,638,213
-------------------------------------------------------------------------------------------------------
Ceres Power Holdings plc 2                                                   809,560          4,169,573
-------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                  603,350         13,510,362
                                                                                        ---------------
                                                                                             54,318,148
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
Siemens AG                                                                   129,524         10,993,485
-------------------------------------------------------------------------------------------------------
MACHINERY--3.4%
Aalberts Industries NV                                                       391,730         32,320,046
-------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                             93,109         11,816,600
-------------------------------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                                       177,429          8,574,412
                                                                                        ---------------
                                                                                             52,711,058
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.9%
Bunzl plc                                                                    989,635         12,295,065
-------------------------------------------------------------------------------------------------------
Wolseley plc                                                                 746,060         16,265,017
                                                                                        ---------------
                                                                                             28,560,082
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.0%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
Nokia Oyj                                                                    327,225          6,854,306
-------------------------------------------------------------------------------------------------------
Tandberg ASA                                                               1,693,805         17,347,971
-------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  9,990,130         33,367,522
                                                                                        ---------------
                                                                                             57,569,799
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Benq Corp. 2                                                              10,017,000          5,191,733


4                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Logitech International SA 2                                                  642,287    $    13,948,851
                                                                                        ---------------
                                                                                             19,140,584
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
Hoya Corp.                                                                   415,975         15,038,358
-------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                 41,574          9,593,591
-------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                              419,765          7,656,455
-------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                  168,585         12,153,956
-------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                               251,650          6,109,310
-------------------------------------------------------------------------------------------------------
Omron Corp.                                                                  314,518          7,314,061
                                                                                        ---------------
                                                                                             57,865,731
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
United Internet AG                                                           349,448          4,696,316
-------------------------------------------------------------------------------------------------------
Yahoo Japan Corp.                                                              7,131          2,675,757
                                                                                        ---------------
                                                                                              7,372,073
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Infosys Technologies Ltd.                                                    430,178         16,775,137
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                                  359,860         17,813,764
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
ASM International NV 2                                                       398,795          6,954,985
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                        9,816          6,603,040
                                                                                        ---------------
                                                                                             13,558,025
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.6%
Autonomy Corp. plc 2                                                       1,419,914         10,530,398
-------------------------------------------------------------------------------------------------------
Business Objects SA 2                                                        113,302          3,162,963
-------------------------------------------------------------------------------------------------------
Enix Corp.                                                                   190,620          4,415,657
-------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                             71,525         14,616,476
-------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                                       1,682,410          7,664,063
                                                                                        ---------------
                                                                                             40,389,557
-------------------------------------------------------------------------------------------------------
MATERIALS--5.2%
-------------------------------------------------------------------------------------------------------
CHEMICALS--2.0%
Filtrona plc                                                               1,309,442          6,737,942
-------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                  678,055          5,539,327
-------------------------------------------------------------------------------------------------------
Sika AG 2                                                                      9,310         11,671,065
-------------------------------------------------------------------------------------------------------
Syngenta AG                                                                   48,985          7,191,445
                                                                                        ---------------
                                                                                             31,139,779
-------------------------------------------------------------------------------------------------------
METALS & MINING--3.2%
Companhia Vale do Rio Doce, Sponsored ADR                                    802,400         14,443,200
-------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                113,715         21,040,821
-------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                259,142         13,065,708
                                                                                        ---------------
                                                                                             48,549,729
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
KDDI Corp.                                                                     1,632         10,722,944
-------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                     123,154          2,697,073
-------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                         4,250,885          9,206,744
                                                                                        ---------------
                                                                                             22,626,761


5                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                                    381,380   $    10,260,690
                                                                                        ----------------
Total Common Stocks (Cost $1,001,801,486)                                                 1,521,029,632
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
--------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.:
Cv., Series 2 2,6                                                             976,420           397,529
Preference 2,6                                                              3,124,013         1,271,877
--------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:                                                             64,547           419,556
$4.00 Cv., Series C-1 2,5
Cv., Series C 2,5                                                             600,000         3,900,000
Cv., Series D 2,5                                                             459,800         2,988,700
                                                                                        ----------------
Total Preferred Stocks (Cost $9,320,291)                                                      8,977,662

                                                                                Units
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts., Exp. 7/10/11 2  (Cost $0)                        355,403            86,690

                                                                            Principal
                                                                               Amount
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------------------------------
Undivided interest of 1.25% in joint repurchase agreement
(Principal Amount/Value $886,796,000, with a maturity value of
$886,924,585) with UBS Warburg LLC, 5.22%, dated 8/31/06, to be repurchased at $11,055,603 on 9/1/06, collateralized by Federal
National Mortgage Assn., 5%-5.50%, 9/1/35-12/1/35, with a value of
$906,809,462 (Cost $11,054,000)                                           $11,054,000        11,054,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                         1,541,147,984
Cash Collateral from Securities Loaned) (Cost $1,022,175,777)

--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 7
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.26% in joint repurchase agreement
(Principal Amount/Value $3,200,000,000, with a maturity value of
$3,200,470,222) with Nomura Securities, 5.29%, dated 8/31/06, to be repurchased at $8,326,323 on 9/1/06, collateralized by U.S.
Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with a value of
$3,264,000,000 (Cost $8,325,100)                                            8,325,100         8,325,100
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,030,500,877)                               100.6%    1,549,473,084
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.6)       (9,056,988)
                                                                          ------------------------------
Net Assets                                                                      100.0%  $ 1,540,416,096
                                                                          ==============================

Footnotes to Statement of Investments

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,473,127 or 1.13% of the Fund's net assets as of August 31, 2006.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2006 was $13,114,526, which represents 0.85% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

6. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


6                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                              SHARES            GROSS           GROSS             SHARES
                                   NOVEMBER 30, 2005        ADDITIONS      REDUCTIONS    AUGUST 31, 2006
--------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                         1,901,125               --              --          1,901,125
Art Advanced Research
Technologies, Inc.                           389,400        1,332,100              --          1,721,500
Art Advanced Research
Technologies, Inc., Cv., Series 2                 --          976,420              --            976,420
Art Advanced Research
Technologies, Inc.,
Preference                                 3,096,218           27,795              --          3,124,013
Novogen Ltd.                               6,204,740          413,400              --          6,618,140
Ortivus AB, Cl. B                            710,800          927,350              --          1,638,150

                                                                                                DIVIDEND
                                                                                VALUE             INCOME
--------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                                                      $     774,004       $         --
Art Advanced Research
Technologies, Inc.                                                            700,873                 --
Art Advanced Research
Technologies, Inc., Cv., Series 2                                             397,529                 --
Art Advanced Research
Technologies, Inc.,
Preference                                                                  1,271,877                 --
Novogen Ltd.                                                               13,440,823                 --
Ortivus AB, Cl. B                                                           5,651,287                 --
                                                                        --------------------------------
                                                                        $  22,236,393       $         --
                                                                        ================================

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                              VALUE           PERCENT
--------------------------------------------------------------------------------------------------------
United Kingdom                                                         $   296,654,881             19.1%
Japan                                                                      263,129,714             17.0
France                                                                     176,291,061             11.4
Switzerland                                                                136,647,568              8.8
Germany                                                                    103,464,731              6.7
The Netherlands                                                             66,923,154              4.3
Sweden                                                                      53,697,650              3.5
Denmark                                                                     50,715,820              3.3
Italy                                                                       47,636,737              3.1
United States                                                               47,428,557              3.1
India                                                                       47,093,777              3.0
Australia                                                                   44,611,615              2.9
Brazil                                                                      35,954,435              2.3
Ireland                                                                     28,382,611              1.8
Spain                                                                       27,206,682              1.7
Korea, Republic of South                                                    21,116,713              1.4
South Africa                                                                21,040,821              1.4
Finland                                                                     20,130,117              1.3
Norway                                                                      17,347,971              1.1
Lebanon                                                                     15,663,957              1.0
Mexico                                                                      10,364,234              0.7
Bermuda                                                                      7,222,961              0.5
Taiwan                                                                       5,191,733              0.3
Canada                                                                       3,144,283              0.2
Israel                                                                       2,411,301              0.1
                                                                       ---------------------------------
Total                                                                  $ 1,549,473,084            100.0%
                                                                       =================================


7                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,041,869,030
                                              =================

Gross unrealized appreciation                 $    540,521,137
Gross unrealized depreciation                      (32,920,026)
                                              -----------------
Net unrealized appreciation                   $    507,601,111
                                              =================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


8                           |              Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS  August 31, 2006 / Unaudited
--------------------------------------------------------------------------------

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of August 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                EXPIRATION     CONTRACT AMOUNT        VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                  DATE              (000S)        AUGUST 31, 2006        APPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Danish Krone (DKK)                  9/1/06                9,804 DKK   $      1,683,757     $         1,600

ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                             UNREALIZED
                                                ACQUISITION                         VALUATION AS OF        APPRECIATION
SECURITY                                              DATES                COST     AUGUST 31, 2006      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Art Advanced Research                               6/19/01      $    7,500,000     $       774,004     $   (6,725,996)
Technologies, Inc.
Ceres Group, Inc., $4.00 Cv., Series C-1     2/6/01-3/21/06             258,188             419,556            161,368
Ceres Group, Inc., Cv., Series C                     1/6/99           2,400,000           3,900,000          1,500,000
Ceres Group, Inc., Cv., Series D             3/15/01-3/9/06           2,758,800           2,988,700            229,900
Marshall Edwards, Inc.                               5/6/02           6,869,052           5,014,408         (1,854,644)
Oxagen Ltd.                                        12/20/00           2,210,700              17,858         (2,192,842)
                                                                 ------------------------------------------------------

                                                                 $   21,996,740     $    13,114,526     $   (8,882,214)
                                                                 ======================================================


9                           |              Oppenheimer International Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006